Related Party Balance and Transactions	6 Months Ended
Jun. 30, 2022
Related Party Balance and Transactions
Related Party Balance and Transactions

23.    Related Party Balance and Transactions

	For the six months ended
	June 30,
	2021	2022
	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (see note 1)
Jiufeng	72	23
Jiuzhen	129	4,022
Deyan	235	—
Jiushi	4	—
Chongkai	57	59
Muju	—	566
	497	4,670

Under the respective Non-Group Commitment Agreements, the equity method investees above are parties under tri-party agreements pursuant to which they directly advanced the deposits to the real estate developers for the six months ended June 30, 2021 and 2022.

During the six months ended June 30, 2021 and 2022, these related parties entered an Exclusive Sales Contracts which is required to directly advance deposit to the real estate developers while neither the Group nor these related parties is required to purchase any unsold unit of properties at the end of the exclusive sales period.

During the year ended December 31, 2021 and six months ended June 30, 2022, the Company borrowed bank loans secured by real estate owned by one of equity method investment of the Company, Jiushi and real estate owned by Suzhou Chaxiaobai Culture & Media Co., Ltd.(“ Suzhou Chaxiaobai”). The spouse of a shareholder of the Company is the controlling shareholder of Suzhou Chaxiaobai (see note 12).

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (see note 1)
Gefei Chengyun	10,759	10,759
Jiufeng	242	242
Jiuchuan	6,828	9,219
Longshutianye	10,140	10,140
Yunde	9,383	9,383
Detong	3,274	3,274
Qixing	964	964
Jiushi	65	65
Muju	—	566
	41,655	44,612

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	9,733	9,733
Jiushen	29	29
Jiufeng	464	464
	10,226	10,226

(3) Other payables
Jiushen	790	790
Jiuzhen	—	3,981
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”)	3,947	3,679
Jiufeng	149	172
Muju	7,556	4,686
	12,442	13,308

Total	64,323	68,146

Jiuchuan, Decheng, Longshutianye, Longshuqianli, Yunde, Gefei chengyun, Jiushen, Detong, Derong, Qixing, Jiuzhen, Deyan, Jiushi and Muju are equity method investees of the Group.

Jiusheng and Jiufeng are subsidiaries of Jiushen.

Chongkai is a company owned by two of the founders and certain management of the Group.